Patents (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross Carrying Amount	$ 11,893,745	$ 11,893,745
Accumulated Amortization	(3,979,313)	(3,223,824)
Net Carrying Amount	$ 7,914,432	$ 8,669,921	$ 10,415,404
Patents [Member]
Weighted Average Useful Life	6 years 4 months 24 days	6 years 10 months 24 days
Gross Carrying Amount	$ 12,109,118	$ 11,893,745
Accumulated Amortization	(3,979,313)	(3,223,824)
Net Carrying Amount	$ 7,914,432	$ 8,669,921